Employment Agreements (Details Textual) (USD $)			1 Months Ended				1 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2010 Bill Glaser [Member]	Aug. 31, 2010 Bill Glaser [Member] Plan [Member]	Dec. 31, 2012 Bill Glaser [Member] Plan [Member]	Aug. 03, 2010 Bill Glaser [Member] Plan [Member]	Aug. 31, 2010 Bill Glaser [Member] Condition 1 [Member]	Aug. 31, 2010 Bill Glaser [Member] Condition 2 [Member]	Sep. 30, 2010 Fred E. Tannous [Member]	Sep. 13, 2010 Fred E. Tannous [Member]	Sep. 30, 2010 Fred E. Tannous [Member] Plan [Member]	Dec. 31, 2010 Fred E. Tannous [Member] Plan [Member]	Sep. 13, 2010 Fred E. Tannous [Member] Plan [Member]	Sep. 30, 2010 Fred E. Tannous [Member] Condition 1 [Member]	Sep. 30, 2010 Fred E. Tannous [Member] Condition 2 [Member]
Employment Agreement (Textual)
Term of agreement			5 years						5 years
Agreement amended date			Mar. 15, 2011						Mar. 15, 2011
Annual salary			$ 180,000						$ 180,000
Description for increase in annual salary							Mr. Glaser's annual salary will increase to $250,000 in the event that either (i) OverNear raises an aggregate $5,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $5,000,000 in cumulative gross revenues.	The annual salary will increase to $360,000 in the event that either (i) OverNear raises an aggregate $10,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $10,000,000 in cumulative gross revenues.						Mr. Tannous' annual salary will increase to $250,000 in the event that either (i) OverNear raises an aggregate $5,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $5,000,000 in cumulative gross revenues.	The annual salary will increase to $360,000 in the event that either (i) OverNear raises an aggregate $10,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $10,000,000 in cumulative gross revenues.
Increased annual salary							250,000	360,000						250,000	360,000
Amount raised in debt or equity financing							5,000,000	10,000,000						5,000,000	10,000,000
Date after which debt or equity financing raised							Aug. 08, 2010	Aug. 08, 2010						Aug. 08, 2010	Aug. 08, 2010
Cumulative gross revenues							5,000,000	10,000,000						5,000,000	10,000,000
Common stock shares issued, value	$ 53,733	$ 46,620								$ 50,000
Percentage of bonus received on EBITDA			5.00%						5.00%
Common stock purchased through exercise of options				5,000,000							10,000,000
Exercise price of options				$ 0.025							$ 0.025
Number of shares exercisable under agreement	7,800,000	1,500,000			2,500,000							1,000,000
Number of shares exercisable at the end of each subsequent period						500,000							1,000,000
Option expiration period after grant				10 years							10 years
Condition of termination			In the event of a change of control of OverNear prior to the one (1) month anniversary of Mr. Glaser's termination, Mr. Glaser will be due the greater of (i) the remainder of his annual salary during the Term or (ii) $250,000.						In the event of a change of control of OverNear prior to the one (1) month anniversary of Mr. Tannous' termination, Mr. Tannous will be due the greater of (i) the remainder of his annual salary during the Term or (ii) $250,000.
Condition of termination by company without Cause			Mr. Glaser will be paid the lesser of (i) the remainder of his annual salary during the Term or (ii) one (1) year's salary, and all stock options held by Mr. Glaser under the Plan will immediately vest in full and remain outstanding and exercisable until ten (10) years from the grant date.						Mr. Tannous will be paid the lesser of (i) the remainder of his annual salary during the Term or (ii) one (1) year's salary, and all stock options held by Mr. Tannous under the Plan will immediately vest in full and remain outstanding and exercisable until ten (10) years from the grant date.